Long-Term Debt	9 Months Ended
Sep. 30, 2017
Long-Term Debt [Abstract]
Long-Term Debt
7.	Long-Term Debt:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	September 30, 2017	December 31, 2016
Secured loan facilities	201,254	210,130
Less: Deferred financing costs	(1,563)	(1,332)
Total	199,691	208,798
Less - current portion	(19,726)	(10,301)
Long-term portion	179,965	198,497

Secured credit facilities

On March 6, 2015, the Company entered into a loan agreement with Alpha Bank A.E., for a secured loan facility in an amount of $8,750. The loan was used to partially finance the acquisition of the M/V Leadership. The loan bears interest of LIBOR plus a margin of 3.75% with quarterly interest payments. The loan is secured by a first priority mortgage over the vessel. The facility places a restriction on the Company's ability to distribute dividends to its shareholders. The amount of the dividends so declared shall not exceed 50% of Seanergy's net income except in case the cash and marketable securities are equal or greater than the amount required to meet Seanergy's consolidated installment and debt interest payments for the following eighteen-month period. The Company has paid the first ten installments as of September 30, 2017. On December 23, 2015, the Company amended the loan agreement with Alpha Bank A.E. in order to (i) defer from December 31, 2015, to June 30, 2018, the requirement that the Company maintain a corporate leverage ratio (as defined in the loan facility) that does not exceed 75%, and (ii) defer from December 31, 2015, to June 30, 2018, the requirement that the Company maintain a ratio of EBITDA to net interest expense (as defined in the loan facility) that is not less than 2:1. On July 28, 2016, the Company further amended the loan agreement with Alpha Bank A.E. in order to (i) defer from December 31, 2015, to July 1, 2017, the security requirement that the market value of M/V Leadership plus any additional security to loan outstanding (as defined in the loan facility) shall not be less than 125% and (ii) defer part of the then next four installments to the final maturity date. The outstanding loan balance as of September 30, 2017 is repayable in consecutive quarterly installments being $250 each, along with a balloon installment of $4,550 payable on the final maturity date, March 17, 2020.

On September 1, 2015, the Company entered into a loan agreement with HSH Nordbank AG, for a secured loan facility in an amount of $44,430. The loan was used to pay for the acquisition of the vessels M/V Geniuship and M/V Gloriuship. The loan is repayable in twelve consecutive quarterly installments commencing on September 30, 2017, the first three installments being approximately $1,049 each, the fourth installment being approximately $4,050, the next eight installments being approximately $1,049 each, along with a balloon installment of $28,837 payable on the final maturity date, June 30, 2020. The loan bears interest of LIBOR plus margins between 3.4% and 3.6% with quarterly interest payments. Following a mandatory prepayment of $3,000 on June 30, 2018, the margin will be reduced to 3.25%. The loan facility is secured by a first priority mortgage over the two vessels. On May 16, 2016, the Company entered into a supplemental letter to the senior secured loan facility with HSH Nordbank AG. Effective as of March 1, 2016, the supplemental letter has deferred certain prepayments to June 30, 2018.

On February 23, 2017, the Company reached an agreement with HSH Nordbank AG to (i) defer from October 1, 2017, to May 1, 2018, the security coverage requirement that the market value of M/V Geniuship and M/V Gloriuship plus any additional security to total facility outstanding and any Swap Exposure (as defined in the loan facility) not be less than 120%, (ii) defer from December 31, 2017, to June 30, 2018, the requirement that the Company, on a consolidated basis, maintains a percentage ratio of total liabilities (excluding any shareholders' convertible notes) to total assets (less any activated goodwill) that does not exceed 75% and (iii) defer from the quarter ending December 31, 2017, to the quarter ending June 30, 2018, of the requirement that the Company maintains a ratio of earnings before interest, taxes, depreciation and amortization ("EBITDA"), excluding any gains and losses on the disposal of subsidiaries or vessels and impairments on goodwill and vessels, to interest payments that is not less than 2:1.

On September 11, 2015, the Company entered into a facility agreement with UniCredit Bank AG, for a secured loan facility in an amount of $52,705. The loan was made available to partially finance the acquisition of the vessels M/V Premiership, M/V Gladiatorship and M/V Guardianship. The loan is repayable in fifteen consecutive quarterly installments being $1,552 each, commencing on June 26, 2017, along with a balloon installment of $29,425 payable on the final maturity date, December 28, 2020. The loan bears interest of LIBOR plus a margin of 3.20% if the value to loan ratio is lower than 125%, 3.00% if the value to loan ratio is between 125% and 166.67% and 2.75% if the value to loan is higher than 166.67% with quarterly interest payments. The loan is secured by a first priority mortgage over the three vessels. On June 3, 2016, the Company entered into a supplemental letter in order to split the margin into a cash portion and a capitalized portion. The capitalized portion of the margin was repaid in full as of June 30, 2017. In addition, the application of certain covenants is deferred to at least June 30, 2017. On July 29, 2016, the Company further entered into a supplemental letter pursuant to which effective as of December 11, 2015, the requirement for Seanergy Maritime Holdings Corp., as guarantor, to maintain liquidity in a specified amount is delayed until July 1, 2017. On March 7, 2017, the Company reached an agreement with UniCredit Bank AG  to (i) defer from June 30, 2017, to May 1, 2018, the security coverage requirement that the market value of M/V Premiership, M/V Gladiatorship and M/V Guardianship plus any additional security to total facility outstanding and the cost, if any, of terminating any transactions entered into under the Hedging Agreement (as defined in the loan facility) shall not be less than 120%, (ii) defer from September 30, 2017, to June 30, 2018, the requirement that the Company maintain a leverage ratio (as defined in the loan facility) that does not exceed 75%, and (iii) defer from September 30, 2017, to June 30, 2018, the requirement that the Company maintain a ratio of EBITDA to net interest expense (as defined in the loan facility) that is not less than 2:1. On September 25, 2017, the Company entered into a supplemental letter in order to defer the installment due on September 25, 2017 to October 2, 2017.

On November 4, 2015, the Company entered into a loan agreement with Alpha Bank A.E., for a secured loan facility in an amount of $33,750. The loan was used to partially finance the acquisition of the M/V Squireship. On November 10, 2015, the Company drew down the $33,750. The loan is repayable in sixteen consecutive quarterly installments being approximately $844 each, commencing on February 12, 2018, along with a balloon installment of $20,250 payable on the final maturity date, November 10, 2021. The loan bears interest of LIBOR plus a margin of 3.50% with quarterly interest payments. The loan is secured by a first priority mortgage over the vessel. The facility places a restriction on the Company's ability to distribute dividends to its shareholders. The amount of the dividends so declared shall not exceed 50% of the Company’s net income except in case the cash and marketable securities are equal or greater than the amount required to meet the Company’s consolidated installment and debt interest payments for the following eighteen-month period. On July 28, 2016, the Company further amended the loan agreement in order to defer certain liquidity covenants to July 1, 2017 and to also waive any event of non-compliance with such covenant that occurred post December 31, 2015.  The Company has also reached an agreement with Alpha Bank A.E. to defer from January 1, 2018, to May 1, 2018, of the security requirement that the market value of M/V Squireship plus any additional security to the total facility outstanding shall not be less than 125%.

On December 2, 2015, the Company entered into a facility agreement with Natixis, for a secured loan facility in an amount of $39,412. The loan was used to partially finance the acquisition of the M/V Championship. On December 7, 2015, the Company drew down the $39,412. The loan was repayable in fifteen consecutive quarterly installments being $985 each, commencing on June 30, 2017, along with a balloon installment of $24,637 payable on the final maturity date, February 26, 2021. The loan bore interest of LIBOR plus a margin of 2.50% with quarterly interest payments. The loan was secured by a first priority mortgage over the vessel. On March 7, 2017, the Company entered into a supplemental and a settlement agreement with Natixis to the secured term loan facility dated December 2, 2015.  Under the terms of the supplemental agreement the secured term loan was repayable in four installments: $2,000 due April 28, 2017, $2,000 due June 30, 2017, $3,000 due September 29, 2017, and $32,412 due May 2, 2018.  In addition, the supplemental agreement waived the application of the minimum required security cover requirement and all the financial covenant requirements under the secured term loan facility until the termination date of the loan, which was May 2, 2018. Under the terms of the settlement agreement, the Company had an option, until September 29, 2017, to satisfy the full amount of the facility by making a prepayment of $28,000, which included any payments made in connection with the first three installment payments.  Upon such prepayment, the facility would be deemed satisfied in full. On September 29, 2017, Natixis entered into a deed of release and fully discharged the $35,412 outstanding balance of the secured term loan facility obligations to the lender for a total settlement amount of $24,000 on September 29, 2017. The first-priority mortgage over the M/V Championship and all other securities created in favour of Natixis were irrevocably and unconditionally released pursuant to the deed of release. The Company recognized a gain from the Natixis refinancing of $11,392, net of $6 refinancing charges and $14 write-off of unamortized deferred financing charges.

On November 28, 2016, the Company entered into a $32,000 secured term loan facility with NSF to partly finance the acquisition of the two second hand Capesize vessels M/V Lordship and M/V Knightship. The facility bears interest at 11% per annum, which is payable quarterly, and the principal is repayable in four consecutive quarterly installments of $900 each, commencing on March 31, 2019 and a final payment of $28,400 due on December 31, 2019 (initial termination date). The facility may be extended twice so that the final termination date shall never extend beyond the date falling on the fifth anniversary of the final drawdown date. The option to extend the facility for up to another two years from the initial termination date is subject to an extension fee of 1.75% per extended year of each relevant loan outstanding amount. The borrowers must maintain restricted deposits of $1,500, each, as prepaid interest to be applied equally against the first eight quarterly interest payments of the facility. As of December 13, 2016, the Company had drawn down the entire $32,000.

On May 24, 2017, the Company entered into an up to $18,000 term loan facility with Amsterdam Trade Bank N.V., to partially finance the acquisition of the M/V Partnership. The loan bears interest at LIBOR plus a margin of 4.65% per annum which is payable quarterly. The principal is repayable by twenty equal consecutive quarterly installments being $200 each and a balloon installment of $14,000 due on the maturity date, May 26, 2022. On each quarterly repayment date, an additional repayment of at least $10, or an integral multiple of that amount, of any excess cash standing in the vessel’s operating account shall be applied towards reducing the balloon installment. Excess cash, as defined in the loan facility, is any amount above $1,000. The aggregate amount of the additional repayments shall not exceed $3,600. On August 28, 2017, an additional repayment of $380 was made along with the first installment payment. The loan was made available in two drawdowns: (i) $13,250 was drawn down on May 26, 2017 and (ii) $4,750 was drawn down on June 22, 2017. The loan facility requires that the borrower shall maintain in aggregate $500 as minimum liquidity. The loan is secured by a first priority mortgage over the vessel.

On September 25, 2017, in order to partially fund the refinancing of the Natixis facility, the Amsterdam Trade Bank loan Facility was amended and restated, increasing the loan amount of the facility by an additional tranche of $16,500, or Tranche B. The principal of Tranche B is repayable by nineteen consecutive quarterly installments, being $200 each of the first four installments, $300 each of the subsequent four installments, and $400 each of the subsequent eleven installments, in addition to a balloon installment of any outstanding indebtedness due on the maturity date, May 26, 2022. On each quarterly repayment date, an additional repayment of at least $10, or an integral multiple of that amount, of any excess cash standing to the credit of the relevant vessel's operating account shall be applied towards reducing the balloon installment. Excess cash, as defined in the loan facility, is any amount above $1,000. The aggregate amount of the additional repayments, with regard to Tranche B, shall not exceed $1,250. The loan facility requires that the borrower shall maintain in aggregate $500 as minimum liquidity. The amendment and restatement of the facility did not alter the interest rate, the maturity date, the amortization and the repayment terms of the existing tranche under the loan facility, or the financial covenants applicable to the Company as guarantor. The amended and restated loan facility is secured by first preferred mortgages and general assignments covering earnings, insurances and requisition compensation over the M/V Partnership and M/V Championship, earnings account pledges, shares security deeds relating to the shares of both vessels' owning subsidiaries, technical and commercial managers' undertakings and, where applicable, charter assignments.

The borrowers under each of the above six facilities are the applicable vessel owning subsidiaries, and five out six facilities are guaranteed by Seanergy Maritime Holdings Corp.
The annual principal payments required to be made after September 30, 2017, are as follows:

Twelve month periods ending	Amount
September 30, 2018	20,089
September 30, 2019	19,481
September 30, 2020	78,318
September 30, 2021	36,752
September 30, 2022	46,614
Total	201,254